Derivative Financial Instruments and Hedging (Credit Derivatives) (Detail) - Credit Default Swap - JPY (¥) ¥ in Millions	Sep. 30, 2026 [1]	Mar. 31, 2026 [2]
Credit Derivatives [Line Items]
Maximum potential amount of future payment under the credit derivative	¥ 1,000	¥ 1,000
Fair value of the credit derivative	¥ 0	¥ (2)

[1]	Underlying reference company’s credit ratings are A1 or better rated by rating agencies as of September 30, 2026.
[2]	Underlying reference company’s credit ratings are A1 or better rated by rating agencies as of March 31, 2026.